Note 14 - Equity Incentive Plans (Detail) - A summary of the Company’s stock option activity based on the exchange rate in effect at the grant d	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Minimum [Member] EUR (€)	Dec. 31, 2011 Minimum [Member] EUR (€)	Dec. 31, 2010 Minimum [Member] EUR (€)	Dec. 31, 2009 Minimum [Member] EUR (€)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2010 Maximum [Member] USD ($)	Dec. 31, 2009 Maximum [Member] USD ($)
Shares Available for Grant	2,356,617	2,489,092	476,359	672,822
Shares	2,261,217	2,198,075	2,023,641	1,597,030
Weighted Average Exercise Price - Min (in Euro per share)					€ 4.70	€ 4.53	€ 4.83	€ 8.96	$ 6.82	$ 6.61	$ 6.70	$ 12.12
Weighted Average Exercise Price - Max (in Dollars per share)					€ 4.70	€ 4.53	€ 4.83	€ 8.96	$ 6.82	$ 6.61	$ 6.70	$ 12.12
Available under revised stock option plan		2,200,000
Shares Available for Grant	(161,500)	(657,300)	(1,410,000)
Shares	161,500	657,300	1,410,000
Weighted Average Exercise Price - Min (in Euro per share)					€ 6.90	€ 5.81	€ 3.68		$ 9.02	$ 8.54	$ 4.82
Weighted Average Exercise Price - Max (in Dollars per share)					€ 6.90	€ 5.81	€ 3.68		$ 9.02	$ 8.54	$ 4.82
Shares Available for Grant	(69,333)	(12,833)
Shares	(69,333)	(12,833)
Weighted Average Exercise Price - Min (in Euro per share)					€ 4.48	€ 6.65			$ 5.30	$ 7.97
Weighted Average Exercise Price - Max (in Dollars per share)					€ 4.48	€ 6.65			$ 5.30	$ 7.97
Shares Available for Grant	98,358	482,865	1,213,537
Shares	(29,025)	(470,033)	(983,389)
Weighted Average Exercise Price - Min (in Euro per share)					€ 4.77	€ 7.57	€ 9.89		$ 6.50	$ 9.66	$ 12.80
Weighted Average Exercise Price - Max (in Dollars per share)					€ 4.77	€ 7.57	€ 9.89		$ 6.50	$ 9.66	$ 12.80